Securities Available for Sale - Scheduled Maturities of Securities with Fair Value and Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Due in one to five years, Amortized cost	$ 3,150
Due in five to ten years, Amortized cost	7,904
Due after ten years, Amortized cost	3,746
Mortgage-backed securities, Amortized cost	18,673
Amortized Cost	33,473	$ 37,973
Due in one to five years, Fair value	3,124
Due in five to ten years, Fair value	7,900
Due after ten years, Fair value	3,570
Mortgage-backed securities, Fair value	18,509
Total	$ 33,103	$ 38,063